Cover	Dec. 15, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Dec. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-36199
Entity Registrant Name	PULMATRIX, INC.
Entity Central Index Key	0001574235
Entity Tax Identification Number	46-1821392
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	99 Hayden Avenue
Entity Address, Address Line Two	Suite 390
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	357-2333
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PULM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false